Offerings - Offering: 1	May 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Secondary Offering Ordinary Shares
Amount Registered | shares	20,249,283
Proposed Maximum Offering Price per Unit	2.14
Maximum Aggregate Offering Price	$ 43,333,465.62
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,634.35
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

(2) Estimated solely for the purpose of the calculation of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and the low prices as reported on the Nasdaq Stock Market LLC on May 12, 2025.

(3) Calculated by multiplying the proposed maximum aggregate offering price by 0.00015310.